SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

13.SHARE-BASED COMPENSATION

(a) Description of the share incentive plan

Share-based awards include share options related to Class A ordinary shares granted to employees, RSUs for Class A ordinary shares granted to employees, and restricted stock awards (“RSAs”) for Class B ordinary shares granted to two founders, under the share incentive plan since the inception of the Company.

In November 2016, the Company adopted the Pony AI Inc. 2016 Share Plan (the “Plan”) pursuant to which the Board may grant share-based awards as an incentive. After several share splits and amendments, the number of ordinary shares reserved for issuance under the Plan has been updated to 58,427,257 ordinary shares since January 2020.

Share options generally have a 10-year contractual term and vest over a four-year period starting from the date specified in each agreement. The share options will vest in accordance with the vesting schedules set out in the respective share award agreements with vesting period ranging from 2 to 5 years. In addition to the above service condition, certain share options and RSUs also include performance vesting condition which is contingent on the completion of an IPO or a sale event.

In November 2022, the Company amended the terms of 1,429,000 RSUs and 140,000 share options by eliminating the performance condition that requires the RSUs be vested and the share options be exercised until the completion of the Company’s an IPO or a sale event, respectively. In accordance with ASC 718, “Compensation — Stock Compensation”, the modification is an improbable-to-probable (Type III) modification as an IPO or a sale event is a performance condition that the Company anticipates will not be satisfied until occurrence. The Company remeasured the fair value of the modified RSUs and share options on the modification date and recorded the compensation expenses for the modified awards over the remaining requisite service period.

On March 24, 2022, the Board of the Company approved a share buyback plan (the “Buyback Plan”). Pursuant to the Buyback Plan, the Company plans to repurchase certain issued and outstanding Class A ordinary shares of the Company and/or settle certain share options and the RSUs granted under the Plan, at a per share purchase price of $11.57 (or for the share options, a settlement price at $11.57 minus exercise price as applicable, collectively the “Repurchase/Settlement Price”) and for the aggregate purchase not exceed $10.0 million, from employees who joined the Company or its subsidiaries before April 30, 2018 and/or senior engineers and platform leaders who joined the Company or its subsidiaries no later than December 31, 2018 (the “Eligible Employees”).

Under the Buyback Plan, in December, 2022, the Company agreed to buy back from certain Eligible Employees all or a portion of their RSUs and share options, including 283,391 RSUs and 192,324 share options. Since all settled share awards are with performance vesting condition which is contingent on the completion of an IPO or a sale event, such awards were not considered probable of vesting when issued and prior to the settlement date. Accordingly, no expense was recorded prior to the settlement date. Upon settlement in December 2022, the entire settlement price of $5.4 million was deemed cash compensation paid to the holders of the RSUs and share options, and charged to compensation expenses included in R&D and selling, general and administrative expenses on the consolidated statements of operations and comprehensive loss.

In addition, in April 2023, the Company agreed to buy back from certain Eligible Employees all or a portion of their RSUs and share options, including 232,608 RSUs and 75,275 share options, respectively. For awards vested before the settlement date, the Company paid cash $3.1 million to settle the vested awards and recorded a reduction to additional paid-in capital of $3.1 million. For certain awards with performance vesting condition which is contingent on the completion of an IPO or a sale event, such awards were not considered probable of vesting when issued and prior to the settlement date. Accordingly, no expense was recorded prior to the settlement date. Upon settlement in April 2023, the entire settlement price of $0.5 million was deemed cash compensation paid to the holders of the RSUs and share options, and charged to compensation expenses included in R&D and selling, general and administrative expenses on the consolidated statements of operations and comprehensive loss.

In March 2023 and 2024, the Company and certain optionees reached an agreement to exchange their share options with RSUs, at the fixed fair value basis of these share options on the exchange date. As a result, 3,028,913 RSUs and 2,195,928 RSUs were newly granted for the exchange of 3,104,234 and 2,223,175 share options, respectively. As the terms and the fair value of the awards are identical before and after the exchange, there is no impact on the consolidated financial statements.

13.SHARE-BASED COMPENSATION (continued)

(b)Share option activities

A summary of the Company’s share option activities for the year ended December 31, 2024 is as follows:

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life	Aggregate
	Share Options	Price	(in Years)	Intrinsic Value
Outstanding as of December 31, 2023	11,052,896	0.47	4.14	161,965
Forfeited or expired	(56,052)	0.60	—	—
Exchanged for RSUs	(2,223,175)	0.19	—	—
Outstanding as of December 31, 2024	8,773,669	0.53	3.33	121,224
Exercisable as of December 31, 2022	934,143	0.91	6.42	11,763
Exercisable as of December 31, 2023	603,559	0.84	5.27	8,621
Exercisable as of December 31, 2024	8,771,536	0.53	3.33	121,200

The weighted average grant date fair value of share options vested during the years ended December 31, 2022,2023 and 2024, was $6.20, $4.92 and $1.67, respectively. The total grant date fair value of the share options vested for the years ended December 31, 2022,2023 and 2024, was $2.4 million, $0.3 million and $13.66 million, respectively.

Cash received from share option exercises under the Plan for the years ended December 31, 2022,2023 and 2024, was $52.8, $nil and $nil, respectively.

As of December 31, 2022 and 2023, there were 13,681,443 share options and 10,439,796 share options of which the vesting or exercisability is conditioned on the occurrence of an IPO or a sale event, respectively. The IPO was completed in November 2024, and the share options whose service conditions had been met became vested. The remaining share options will be vested as their service conditions are met over time.

(c)RSUs and RSAs activities

A summary of the Company’s RSUs and RSAs activities for the year ended December 31, 2024 is as follows:

		Weighted
		Average
	Number of	Grant Date
	RSUs	Fair Value
Unvested as of December 31, 2023	22,498,884	5.45
Granted	4,154,357	13.19
Vested	(21,425,708)	3.65
Settlement	—	—
Forfeited	(255,235)	13.75
Exchanged from share options	2,195,928	0.10
Unvested as of December 31, 2024	7,168,226	13.38

13.SHARE-BASED COMPENSATION (continued)

		Weighted
		Average
	Number of	Grant Date
	RSAs	Fair Value
Unvested as of December 31, 2023	937,500	0.07
Vested	(937,500)	0.07
Unvested as of December 31, 2024	—	—

As of December 31, 2022, 2023 and 2024, the weighted average remaining contractual life of outstanding RSUs were 6.47 years, 5.68 years and 5.15 years, respectively. As of December 31, 2022, 2023 and 2024, there were 3,813,440 RSUs, 3,913,891 RSUs and 25,339,599 RSUs that have been vested but not settled, respectively.

(d)Valuation

The Company estimates the fair value of the share options on the grant date using the Black-Scholes option- pricing model. The Black-Scholes option-pricing model requires estimates of highly subjective assumptions, which greatly affect the fair value of each share option.

The assumptions used to estimate the fair value of the share options with modifications during the years ended December 31, 2022, 2023 and 2024, are as follows:

	Year ended December 31,
Share Option Value Assumptions	2022	2023	2024
Expected term (in years)	1.08	0.75 – 1.00	—
Expected volatility	55.81% – 56.38%	55.92% – 56.26%	—
Risk-free interest rate	3.77% – 3.81%	3.60% – 3.97%	—
Expected dividend yield	0.00%	0.00%	—

Expected Term — The expected term represents the period that the share-based awards are expected to be outstanding.

Expected Volatility — Before the Company’s IPO, the expected volatility is based on the historical and implied volatility of similar companies whose share or share option prices are publicly available after considering the industry, stage of life cycle, size, market capitalization, and financial leverage of the other companies. Since the Company’s IPO in November 2024, the expected volatility is based on the historical volatility of market price of the Company’s public traded shares.

Risk-Free Interest Rate — The risk-free interest rate used is the constant maturity U.S. Treasury rate corresponding to the applicable time to liquidity.

Expected Dividend Yield — The expected dividend assumption is based on the Company’s current expectations about its anticipated dividend policy after considering the Company’s dividend-paying capacity, its history of paying dividends, and the amount of its prior dividends.

For the years ended December 31, 2022, 2023 and 2024, the share-based compensation expenses were $18.6 million, $3.8 million and $127.0 million, respectively, of which $13.4 million, $1.9 million and $102.4 million, respectively, were included in R&D expenses and $5.2 million, $1.9 million and $24.6 million, respectively, were included in selling, general and administrative expenses on the consolidated statements of operations and comprehensive loss. Of such amounts, $0.3 million, $0.3 million and $0.1 million for the years ended December 31, 2022, 2023 and 2024, respectively, relate to granted RSAs.

13.SHARE-BASED COMPENSATION (continued)

As of December 31, 2024, the unrecognized share-based compensation expenses related to outstanding unvested non-performance share options and RSUs for employees that are expected to vest were approximately nil and $61.2 million, respectively. The unrecognized share-based compensation expenses are expected to be recognized over a weighted-average period of approximately nil  and 3.2 years for share options and RSUs, respectively.

As of December 31, 2024, the unrecognized share-based compensation expenses related to the granted RSAs were nil.

There were no share options granted to nonemployees during the years ended December 31, 2022, 2023 and 2024.